Offsetting of financial assets and financial liabilities (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Dec. 31, 2014
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	SFr 383,500	SFr 623,600
Offsetting	(364,600)	(595,300)
of which counterparty netting	(333,100)	(561,600)
of which cash collateral netting	(31,500)	(33,700)
Total net derivatives subject to enforceable master netting agreements	18,900	28,300
Total derivatives not subject to enforceable master netting agreements	7,900	9,100
Total net derivatives presented in the consolidated balance sheets	26,800	37,400
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, gross	58,600	69,900
Securities sold under repurchase agreements, offsetting	(27,500)	(31,900)
Securities sold under repurchase agreements, net	31,100	38,000
Securities lending transactions, gross	9,200	10,800
Securities lending transactions, offsetting	(2,400)	(3,000)
Securities lending transactions, net	6,800	7,800
Obligation to return securities received as collateral, at fair value, gross	21,200	18,800
Obligation to return securities received as collateral, at fair value, offsetting	0	0
Obligation to return securities received as collateral, at fair value, net	21,200	18,800
Total subject to enforceable master netting agreements, gross	89,000	99,500
Total subject to enforceable master netting agreements, offsetting	(29,900)	(34,900)
Total subject to enforceable master netting agreements, net	59,100	64,600
Total not subject to enforceable master netting agreements	28,400	32,400
Total, gross	117,400	131,900
Total, net	87,500	97,000
of which reported at fair value	41,920	54,732
Amounts not offset in the consolidated balance sheets
Derivatives, net	18,900	28,300
Derivatives, financial instruments	3,400	8,500
Derivatives, cash collateral received/pledged	0	0
Derivatives, net exposure	15,500	19,800
Securities sold under repurchase agreements, net	31,100	38,000
Securities sold under repurchase agreements, financial instruments	31,100	38,000
Securities sold under repurchase agreements, cash collateral received/pledged	0	0
Securities sold under repurchase agreements, net exposure	0	0
Securities lending transactions, net	6,800	7,800
Securities lending transactions, financial instruments	6,500	7,600
Securities lending transactions, cash collateral received/pledged	0	0
Securities lending transactions, net exposure	300	200
Obligation to return securities received as collateral, at fair value, net	21,200	18,800
Obligation to return securities received as collateral, financial instruments	20,300	18,100
Obligation to return securities received as collateral, cash collateral received/pledged	0	0
Obligation to return securities received as collateral, at fair value, net exposure	900	700
Total financial liabilities subject to enforceable, net	78,000	92,900
Total financial liabilities subject to enforceable, financial instruments	61,300	72,200
Total financial liabilities subject to enforceable, cash collateral received/pledged	0	0
Total financial liabilities subject to enforceable, net exposure	16,700	20,700
Trading Liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	26,600	36,900
Other liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	200	500
Securities sold under repurchase agreements and securities
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	(29,900)	(34,900)
Total, gross	88,500	105,000
Total, net	58,600	70,100
Obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	0	0
Total, gross	28,900	26,900
Total, net	28,900	26,900
OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	115,700	256,200
Offsetting	(115,400)	(255,800)
Total net derivatives subject to enforceable master netting agreements	300	400
Amounts not offset in the consolidated balance sheets
Derivatives, net	300	400
OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	253,900	352,800
Offsetting	(236,200)	(326,400)
Total net derivatives subject to enforceable master netting agreements	17,700	26,400
Amounts not offset in the consolidated balance sheets
Derivatives, net	17,700	26,400
Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	13,900	14,600
Offsetting	(13,000)	(13,100)
Total net derivatives subject to enforceable master netting agreements	900	1,500
Amounts not offset in the consolidated balance sheets
Derivatives, net	900	1,500
Interest rate derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	258,000	460,400
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	110,200	250,100
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	147,700	210,300
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	100	0
Foreign exchange derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	74,000	99,200
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	73,800	99,000
Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	200	200
Equity/index-related derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	29,000	29,300
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	15,400	15,300
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	13,600	14,000
Credit derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	19,800	25,600
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	5,500	6,100
Credit derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	14,300	19,500
Other products
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	2,700	9,100
Other products | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	2,700	8,700
Other products | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	SFr 0	SFr 400